Share Capital And Equity Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Changes to Number of Restricted Shares

A summary of changes to the number of outstanding RSUs is as follows:

Number of RSUs (in 000's)
Balance, RSUs outstanding as at December 31, 2022	2,367
Converted into shares pre-separation	(547)
Forfeited pre-separation	(12)
Granted pre-separation	363
Balance, RSUs outstanding prior to separation	2,171
Net adjustment upon separation	(281)
Converted into shares post-separation	(521)
Granted post-separation	878
Balance, RSUs outstanding as at December 31, 2023	2,247
Converted into shares	(615)
Granted	1,913
Forfeited	(267)
Balance, RSUs outstanding as at December 31, 2024	3,278

Summary of Changes to Number of Deferred Share Units

Number of DSUs (in 000's)
Balance, DSUs outstanding as at December 31, 2022	252
Granted pre-separation	32
Converted into common shares pre-separation	(59)
Balance, DSUs outstanding as at September 30, 2023	225
Net adjustment upon separation	(29)
Converted into shares post-separation	(83)
Granted post-separation	325
Balance, DSUs outstanding as at December 31, 2023	438
Granted	203
Balance, DSUs outstanding as at December 31, 2024	641

Summary of Fair Value of Stock Options Granted by Using Black Scholes Option Pricing Model	The fair value of stock options granted was estimated on the date of grant using the Black Scholes Option Pricing Model with the following assumptions used for the grants:

	December 3, 2023	June 20, 2024	November 15, 2024
Number of options granted ('000's)	1,740	1,225	30
Risk-free rate	4.04%-4.27%	4.27%-4.29%	4.31%
Expected life (in years)	7	5-7	5
Annualized volatility	73.14%-73.66%	73.66%	82.98%
Dividend rate	0%	0%	0%
Fair value per stock option granted ($)	$2.22-$3.98	$2.20-$3.52	$2.21
Total fair value of stock options granted ($)	$5,869	$2,824	$66

Summary of Changes to Stock Options Outstanding	A summary of changes to outstanding stock options is as follows:

Number of Options (in 000's)
Balance, stock options outstanding as at December 31, 2022	690
Exercised pre-separation	(690)
Granted post-separation	1,740
Balance, stock options outstanding as at December 31, 2023	1,740
Granted	1,255
Forfeited	(280)
Balance, stock options outstanding as at December 31, 2024	2,715

Summary of Changes to Number of Outstanding PSUs

A summary of changes to the number of outstanding PSUs is as follows:

Number of PSUs (in 000's)
Balance, PSUs outstanding as at December 31, 2022	766
Granted pre-separation	204
Converted into common shares pre-separation	(215)
Forfeited pre-separation	(6)
Balance, PSUs outstanding as at September 30, 2023	749
Net adjustment upon separation	153
Converted into shares post-separation	(28)
Balance, PSUs outstanding as at December 31, 2023	874
Converted into shares	(638)
Balance, PSUs outstanding as at December 31, 2024	236